Related-Party Balances and Transactions	6 Months Ended
Dec. 31, 2025
Related-Party Balances and Transactions [Abstract]
Related-party Balances and Transactions

(24) Related-party Balances and Transactions

The principal related-party balances as of June 30, 2025 and December 31, 2025, and transactions for the six months ended December 31, 2024 and 2025 are as follows:

The following is a list of the related parties with whom the Group conducted significant transactions, and their relationship with the Group:

Related parties	Relationship
Mr. Guotao Liu	Co-CEO of the Group
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	A 49%-owned affiliate of the Group
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd.	An affiliate company controlled by Mr. Guotao Liu
Qingdao Jiutian Lanyue New Energy Technology Co., Ltd.	An affiliate company controlled by Mr. Guotao Liu
Yanbense Food Technology (Shenzhen) Co., Ltd.	A 40%-owned affiliate of Group
AIFU INC.	A 7.85%-owned affiliate of the Group

Related party transactions:

	Six months ended December 31,
	2024	2025
Sales of products	RMB	RMB
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	-	1,204

Leases from Qingdao Jiutian Lanyue New Energy Technology Co., Ltd.

The Group lease manufacturing plants from Qingdao Jiutian Lanyue New Energy Technology Co., Ltd.

As of December 31, 2025, the operating lease right-of-use assets and corresponding operating lease liabilities of leases of the Group from related party was RMB278 and RMB237.

During the six months ended December 31, 2025, the Group incurred operating lease expenses in leases from related party of nil and RMB21, respectively.

Related-party Balances:

	As of June 30, 2025	As of December 31, 2025
Amount due from related parties	RMB	RMB
Mr. Guotao Liu(i)	-	3,804
Yan Ben Se Food Technologies (Shenzhen) Co., Ltd.(i)	-	100
Total	-	3,904

(i) Amount represents unsecured, interest-free loans to related parties, which are repayable on demand. The amount due from Mr. Guotao Liu was subsequently in 2026. The amount due from Yan Ben Se Food Technologies (Shenzhen) Co., Ltd. is expected to be settled within one year.

	As of June 30, 2025	As of December 31, 2025
Amount due to related parties	RMB	RMB
AIFU INC.(i)	-	13,734
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. (ii)	-	5,640
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd.	-	1
Total	-	19,375

(i) Amount represents unsecured, interest-free loans from related parties, which are repayable on demand. The loans were provided to supplement the Group’s working capital. The loans are expected to be settled within one year.

(ii) Advance payments received from related parties for sales of mobile charging robots. These advances are expected to be applied against future sales and settled within one year.